SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 2                                          [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 1                                                        [X]


                          EVERGREEN EQUITY TRUST
 (As successor to certain series of Evergreen Trust, Evergreen Micro Cap Fund,
  Inc., Evergreen Omega Fund, Keystone Strategic Growth Fund (K-2), Evergreen Foundation Trust, Evergreen American Retirement Trust, Evergreen Investment
   Trust, Evergreen Fund for Total Return, Evergreen Growth and Income Fund, Evergreen Income and Growth Fund, and Keystone Growth and Income Fund (S-1))
               (Exact Name of Registrant as Specified in Charter)

             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[ ]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)
[ ]  75 days after filing pursuant to paragraph (a)(ii)
[ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)


     Pursuant to Rule 414 under the Securities Act of 1933 (the "Securities Act"), by this amendment to Registration Statement No. 2-40357/811-2193 of Evergreen Trust, a Massachusetts business trust, the Registrant hereby adopts the Registration Statement of such trust with respect to the Evergreen Fund series thereof under the Securities Act and the notification of registration and Registration Statement of such trust under the Investment Company Act of 1940 (the "1940 Act").

     Pursuant to Rule 414 under the Securities Act of 1933, by this amendment to Registration Statement No. 2-40357/811-2193 on Form N-1A of Evergreen Trust, a Massachusetts business trust, the Registrant hereby adopts the Registration Statement of such trust with respect to the Evergreen Aggressive Growth Fund series thereof under the Securities Act and the notification of registration and Registration Statement of such trust under the 1940 Act.

     Pursuant to Rule 414 under the Securities Act, by this amendment to Registration Statement No. 2-81494/811-3653 on Form N-1A of Evergreen Micro Cap Fund, Inc., a Maryland corporation, the Registrant hereby adopts the
Registration Statement of such trust under the Securities Act and the notification of registration and Registration Statement of such trust under the 1940 Act.

     Pursuant to Rule 414 under the Securities Act, by this amendment to Registration Statement No. 2-28183/811-1600 on Form N-1A of Evergreen Omega Fund, a Massachusetts business trust, the Registrant hereby adopts the
Registration Statement of such trust under the Securities Act and the notification of registration and Registration Statement of such trust under the 1940 Act.

     Pursuant to Rule 414 under the Securities Act, by this amendment to Registration Statement No. 2-10660/811-97 on Form N-1A of Keystone Strategic Growth Fund (K-2), a Pennsylvania common law trust, the Registrant hereby adopts the Registration Statement of such trust under the Securities Act and the notification of registration and Registration Statement of such trust under the 1940 Act.

     Pursuant  to Rule 414  under  the  Securities  Act,  by this  amendment  to
Registration Statement No. 33-31803/811-5953 on Form N-1A of Evergreen Foundation Trust, a Massachusetts business trust, the Registrant hereby adopts the Registration Statement of such trust with respect to the Evergreen Foundation Fund series thereof under the Securities Act and the notification of registration and Registration Statement of such trust under the 1940 Act.

     Pursuant  to Rule 414  under  the  Securities  Act,  by this  amendment  to
Registration Statement No. 33-31803/811-5953 on Form N-1A of Evergreen Foundation Trust, a Massachusetts business trust, the Registrant hereby adopts the Registration Statement of such trust with respect to the Evergreen Tax Strategic Foundation Fund series thereof under the Securities Act and the notification of registration and Registration Statement of such trust under the 1940 Act.

     Pursuant to Rule 414 under the Securities Act, by this amendment to Registration Statement No. 33-19317/811-5434 on Form N-1A of Evergreen American Retirement Trust, a Massachusetts business trust, the Registrant hereby adopts the Registration Statement of such trust with respect to the Evergreen American Retirement Fund series thereof under the Securities Act and the notification of registration and Registration Statement of such trust under the 1940 Act.

     Pursuant to Rule 414 under the Securities Act, by this amendment to Registration Statement No. 2-94560/811-4154 on Form N-1A of Evergreen Investment Trust, a Massachusetts business trust, the Registrant hereby adopts the Registration Statement of such trust with respect to the Evergreen Utility Fund series thereof under the Securities Act and the notification of registration and Registration Statement of such trust under the 1940 Act.

     Pursuant to Rule 414 under the Securities Act, by this amendment to Registration Statement No. 2-94560/811-4154 on Form N-1A of Evergreen Investment Trust, a Massachusetts business trust, the Registrant hereby adopts the Registration Statement of such trust with respect to the Evergreen Value Fund series thereof under the Securities Act and the notification of registration and Registration Statement of such trust under the 1940 Act.

     Pursuant to Rule 414 under the Securities Act, by this amendment to Registration Statement No. 33-11047/811-4950 on Form N-1A of Evergreen Fund for Total Return, a Massachusetts business trust, the Registrant hereby adopts the Registration Statement of such trust under the Securities Act and the notification of registration and Registration Statement of such trust under the 1940 Act.

     Pursuant to Rule 414 under the Securities Act, by this amendment to Registration Statement No. 33-6700/811-4715 on Form N-1A of Evergreen Growth and Income Fund, a Massachusetts business trust, the Registrant hereby adopts the Registration Statement of such trust under the Securities Act and the notification of registration and Registration Statement of such trust under the 1940 Act.

     Pursuant to Rule 414 under the Securities Act, by this amendment to Registration Statement No. 2-61391/811-2829 on Form N-1A of Evergreen Income and Growth Fund, a Massachusetts business trust, the Registrant hereby adopts the Registration Statement of such trust under the Securities Act and the notification of registration and Registration Statement of such trust under the 1940 Act.

     Pursuant to Rule 414 under the Securities Act, by this amendment to Registration Statement No. 33-19317/811-5434 on Form N-1A of Evergreen American Retirement Trust, a Massachusetts business trust, the Registrant hereby adopts the Registration Statement of such trust with respect to the Evergreen Small Cap Equity Income Fund series thereof under the Securities Act and the notification of registration and Registration Statement of such trust under the 1940 Act.

     Pursuant to Rule 414 under the Securities Act, by this amendment to Registration Statement No. 2-10661/811-98 on Form N-1A of Keystone Growth and Income Fund (S-1), a Pennsylvania common law trust, the Registrant hereby adopts the Registration Statement of such trust under the Securities Act and the notification of registration and Registration Statement of such trust under the 1940 Act.

                             EVERGREEN EQUITY TRUST

     The Registrant hereby incorporates by reference the cross reference sheet filed pursuant to Rule 481(a) under the Securities Act included in the Registration Statement on Form N-1A of Evergreen Trust relating to Evergreen Fund, and the current prospectuses and statement of additional information, as supplemented, of Evergreen Fund included in the Registration Statement on Form N-1A of Evergreen Trust.

     The Registrant hereby incorporates by reference the cross reference sheet filed pursuant to Rule 481(a) under the Securities Act included in the Registration Statement on Form N-1A of Evergreen Trust relating to Evergreen Aggressive Growth Fund, and the current prospectuses and statement of additional information, as supplemented, of Evergreen Aggressive Growth Fund included in the Registration Statement on Form N-1A of Evergreen Trust.

     The Registrant hereby incorporates by reference the cross reference sheet filed pursuant to Rule 481(a) under the Securities Act included in the Registration Statement on Form N-1A of Evergreen Micro Cap Fund, Inc., and the current prospectuses and statement of additional information, as supplemented, of Evergreen Micro Cap Fund, Inc. included in the Registration Statement on Form N-1A.

     The Registrant hereby incorporates by reference the cross reference sheet filed pursuant to Rule 481(a) under the Securities Act included in the Registration Statement on Form N-1A of Evergreen Omega Fund, and the current prospectuses and statement of additional information, as supplemented, of Evergreen Omega Fund included in the Registration Statement on Form N-1A.

     The Registrant hereby incorporates by reference the cross reference sheet filed pursuant to Rule 481(a) under the Securities Act included in the Registration Statement on Form N-1A of Keystone Strategic Growth Fund (K-2), and the current prospectus and statement of additional information, as supplemented, of Keystone Strategic Growth Fund (K-2) included in the Registration Statement on Form N-1A.

     The Registrant hereby incorporates by reference the cross reference sheet filed pursuant to Rule 481(a) under the Securities Act included in the Registration Statement on Form N-1A of Evergreen Foundation Trust relating to Evergreen Foundation Fund, and the current prospectuses and statement of additional information, as supplemented, of Evergreen Foundation Fund included in the Registration Statement on Form N-1A of Evergreen Foundation Trust.

     The Registrant hereby incorporates by reference the cross reference sheet filed pursuant to Rule 481(a) under the Securities Act included in the Registration Statement on Form N-1A of Evergreen Foundation Trust relating to Evergreen Tax Strategic Foundation Fund, and the current prospectuses and statement of additional information, as supplemented, of Evergreen Foundation Fund included in the Registration Statement on Form N-1A of Evergreen Tax Strategic Foundation Trust.

     The Registrant hereby incorporates by reference the cross reference sheet filed pursuant to Rule 481(a) under the Securities Act included in the Registration Statement on Form N-1A of Evergreen American Retirement Trust relating to Evergreen American Retirement Fund, and the current prospectuses and statement of additional information, as supplemented, of Evergreen American Retirement Fund included in the Registration Statement on Form N-1A of Evergreen American Retirement Trust.

     The Registrant hereby incorporates by reference the cross reference sheet filed pursuant to Rule 481(a) under the Securities Act included in the Registration Statement on Form N-1A of Evergreen Investment Trust relating to Evergreen Utility Fund, and the current prospectuses and statement of additional information, as supplemented, of Evergreen Utility Fund included in the Registration Statement on Form N-1A of Evergreen Investment Trust.

     The Registrant hereby incorporates by reference the cross reference sheet filed pursuant to Rule 481(a) under the Securities Act included in the Registration Statement on Form N-1A of Evergreen Investment Trust relating to Evergreen Value Fund, and the current prospectuses and statement of additional information, as supplemented, of Evergreen Value Fund included in the Registration Statement on Form N-1A of Evergreen Investment Trust.

     The Registrant hereby incorporates by reference the cross reference sheet filed pursuant to Rule 481(a) under the Securities Act included in the Registration Statement on Form N-1A of Evergreen Fund for Total Return, and the current prospectuses and statement of additional information, as supplemented, of Evergreen Fund for Total Return included in the Registration Statement on Form N-1A.

     The Registrant hereby incorporates by reference the cross reference sheet filed pursuant to Rule 481(a) under the Securities Act included in the Registration Statement on Form N-1A of Evergreen Growth and Income Fund, and the current prospectuses and statement of additional information, as supplemented, of Evergreen Growth and Income Fund included in the Registration Statement on Form N-1A.

     The Registrant hereby incorporates by reference the cross reference sheet filed pursuant to Rule 481(a) under the Securities Act included in the Registration Statement on Form N-1A of Evergreen Income and Growth Fund, and the current prospectuses and statement of additional information, as supplemented, of Evergreen Income and Growth Fund included in the Registration Statement on Form N-1A.

     The Registrant hereby incorporates by reference the cross reference sheet filed pursuant to Rule 481(a) under the Securities Act included in the Registration Statement on Form N-1A of Evergreen American Retirement Trust relating to Evergreen Small Cap Equity Income Fund, and the current prospectuses and statement of additional information, as supplemented, of Evergreen Small Cap Equity Income Fund included in the Registration Statement on Form N-1A of Evergreen American Retirement Trust.

     The Registrant hereby incorporates by reference the cross reference sheet filed pursuant to Rule 481(a) under the Securities Act included in the Registration Statement on Form N-1A of Keystone Growth and Income Fund (S-1), and the current prospectus and statement of additional information, as supplemented, of Evergreen Fund for Total Return included in the Registration Statement on Form N-1A.

                       SUPPLEMENT TO THE PROSPECTUSES OF

Evergreen Aggressive Growth Fund, Evergreen American Retirement Fund, Evergreen Emerging Markets Growth Fund, Evergreen Florida High Income Municipal Bond Fund,
  Evergreen Foundation Fund, Evergreen Fund, Evergreen Georgia Municipal Bond Fund, Evergreen Global Leaders Fund, Evergreen Growth and Income Fund, Evergreen
     High Grade Tax Free Fund, Evergreen Income and Growth Fund, Evergreen Intermediate Term Government Securities Fund, Evergreen International Equity Fund, Evergreen Institutional Money Market Fund, Evergreen Institutional Tax
 Exempt Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Latin America Fund, Evergreen Micro Cap Fund, Evergreen Money Market
   Fund, Evergreen New Jersey Tax Free Income Fund, Evergreen North Carolina
    Municipal Bond Fund, Evergreen Pennsylvania Tax Free Money Market Fund, Evergreen Short-Intermediate Bond Fund, Evergreen Short-Intermediate Municipal
Fund, Evergreen Small Cap Equity Income Fund, Evergreen South Carolina Municipal
   Bond Fund, Evergreen Tax Exempt Money Market Fund, Evergreen Tax Strategic Foundation Fund, Evergreen Treasury Money Market Fund, Evergreen U.S. Government Fund, Evergreen Utility Fund, Evergreen Value Fund, Evergreen Virginia Municipal
 Bond Fund, Evergreen Capital Preservation and Income Fund, Evergreen Fund For Total Return, Evergreen Global Opportunities Fund, Evergreen Natural Resources
     Fund, Evergreen Omega Fund, Evergreen Strategic Income Fund, Evergreen California Tax Free Fund, Evergreen Massachusetts Tax Free Fund, Evergreen
Missouri Tax Free Fund, Evergreen New York Tax Free Fund, Evergreen Pennsylvania
            Tax Free Fund, Evergreen Select Adjustable Rate Fund, and
  Evergreen Select Small Cap Growth Fund (each a "Fund" and, collectively, the
                                    "Funds")

The prospectus(es) of each of the Funds are hereby supplemented as follows:

Fund Reorganizations

     Each of the above Funds has been reorganized as a separate series of a Delaware business trust, each of which was organized on September 17, 1997. The name of each trust is set forth below.

 Name of Fund                                     Name of Trust
Evergreen California Tax Free Fund                Evergreen Municipal Trust
Evergreen Florida High Income Municipal           Evergreen Municipal Trust
Bond Fund
Evergreen Georgia Municipal Bond Fund             Evergreen Municipal Trust
Evergreen Missouri Tax Free Fund                  Evergreen Municipal Trust
Evergreen New Jersey Tax Free Income              Evergreen Municipal Trust
Fund
Evergreen New York Tax Free Fund                  Evergreen Municipal Trust
Evergreen North Carolina Municipal                Evergreen Municipal Trust
Bond Fund
Evergreen Pennsylvania Tax Free Fund              Evergreen Municipal Trust
Evergreen South Carolina Municipal                Evergreen Municipal Trust
Bond Fund
Evergreen Virginia Municipal Bond Fund            Evergreen Municipal Trust
Evergreen High Grade Tax Free Fund                Evergreen Municipal Trust
Evergreen Short-Intermediate Municipal            Evergreen Municipal Trust
Fund
Evergreen Aggressive Growth Fund                  Evergreen Equity Trust
Evergreen Fund                                    Evergreen Equity Trust
Evergreen Micro Cap Fund                          Evergreen Equity Trust
Evergreen Omega Fund                              Evergreen Equity Trust
Evergreen American Retirement Fund                Evergreen Equity Trust
Evergreen Foundation Fund                         Evergreen Equity Trust
Evergreen Tax Strategic Foundation Fund           Evergreen Equity Trust
Evergreen Fund for Total Return                   Evergreen Equity Trust
Evergreen Growth and Income Fund                  Evergreen Equity Trust
Evergreen Income and Growth Fund                  Evergreen Equity Trust
Evergreen Small Cap Equity Income Fund            Evergreen Equity Trust
Evergreen Value Fund                              Evergreen Equity Trust
Evergreen Utility Fund                            Evergreen Equity Trust
Evergreen U.S. Government Fund                    Evergreen Fixed Income Trust
Evergreen Strategic Income Fund                   Evergreen Fixed Income Trust
Evergreen Capital Preservation and                Evergreen Fixed Income Trust
Income Fund
Evergreen Intermediate Term Government            Evergreen Fixed Income Trust
Securities Fund
Evergreen Short-Intermediate Bond Fund            Evergreen Fixed Income Trust
Evergreen Emerging Markets Growth Fund            Evergreen International Trust
Evergreen Global Leaders Fund                     Evergreen International Trust
Evergreen Global Opportunities Fund               Evergreen International Trust
Evergreen International Equity Fund               Evergreen International Trust
Evergreen Latin America Fund                      Evergreen International Trust
Evergreen Natural Resources Fund                  Evergreen International Trust
Evergreen Money Market Fund                       Evergreen Money Market Trust
Evergreen Pennsylvania Tax Free Money             Evergreen Money Market Trust
Market Fund
Evergreen Tax Exempt Money Market Fund            Evergreen Money Market Trust
Evergreen Treasury Money Market Fund              Evergreen Money Market Trust
Evergreen Institutional Money Market Fund         Evergreen Select Money Market Trust
Evergreen Institutional Tax Exempt Money          Evergreen Select Money Market Trust
Market Fund
Evergreen Institutional Treasury Money            Evergreen Select Money Market Trust
Market Fund
Evergreen Select Adjustable Rate Fund             Evergreen Select Fixed Income Trust
Evergreen Select Small Cap Growth Fund            Evergreen Select Equity Trust

     In connection with the reorganizations, the investment objective(s) of each Fund is now "nonfundamental" (i.e., changeable by vote of the Board without a shareholder vote). In addition, each Fund is now subject to certain standardized investment restrictions as set forth in the Supplement to the Statement of Additional Information of each Fund dated the date hereof.

Name Changes

Effective January 12, 1998, the following name changes will occur:

Current Name                                      New Name
Evergreen Institutional Money Market Fund         Evergreen Select Money Market Fund
Evergreen Institutional Tax Exempt Money          Evergreen Select Municipal Money
Market Fund                                       Market Fund
Evergreen Institutional Treasury Money            Evergreen Select Treasury Money
Market Fund                                       Market Fund
Evergreen Pennsylvania Tax Free Money             Evergreen Pennsylvania Municipal
Market Fund                                       Money Market Fund
Evergreen Tax Exempt Money Market Fund            Evergreen Municipal Money Market Fund

     In addition, the name of the distributor for the Funds has been changed to Evergreen Distributor, Inc., the name of the administrator for certain of the Funds has been changed to Evergreen Investment Services, Inc., and the name of the transfer agent for the Funds has been changed to Evergreen Service Company.

Evergreen   Institutional  Tax  Exempt  Money  Market  Fund,  Evergreen
Pennsylvania  Tax Free Money Market Fund and  Evergreen  Tax Exempt Money Market
Fund

     The investment objective of each Fund has been amended to permit the Fund to invest without limitation in obligations subject to the federal alternative minimum tax. Under normal circumstances it is anticipated that each Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal income tax other than the federal alternative minimum tax.

     Each Fund's investments will continue to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940, including the portfolio quality requirements thereof.

Evergreen Latin America Fund

     The investment objective of Evergreen Latin America Fund has been amended to permit the Fund to invest without limit in securities of issuers located in Latin America. The list of countries included in Latin America has been amended to delete Belize. The Fund is no longer required to invest a percentage of its assets in securities of issuers located in the United States and Canada. In addition, the Fund's investment restriction relating to industry concentration has been amended to require that the Fund invest at least 25% of its assets in issuers in the energy, telecommunications, and utility industries.

Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund, Evergreen Virginia Municipal Bond Fund, Evergreen Florida High Income Municipal Bond Fund, Evergreen New Jersey Tax Free Income Fund, Evergreen Short-Intermediate Municipal Fund, Evergreen High Grade Tax Free Fund, Evergreen Tax Exempt Money Market Fund, Evergreen Institutional Tax Exempt Money Market Fund, Evergreen Pennsylvania Tax Free Money Market Fund, Keystone California Tax Free Fund, Keystone Florida Tax Free Fund, Keystone Massachusetts Tax Free Fund, Keystone Missouri Tax Free Fund, Keystone New York Tax Free Fund, Keystone Pennsylvania Tax Free Fund, Keystone Tax Free Fund, and Keystone Tax Free Income Fund

     The Funds are permitted to make taxable investments, and may from time to time generate income subject to federal regular income tax.

     Each Fund other than Evergreen High Grade Tax Free Fund, Evergreen Tax Exempt Money Market Fund, Evergreen Institutional Tax Exempt Money Market Fund, and Evergreen Pennsylvania Tax Free Money Market Fund will invest at least 80% of its assets in bonds that, at the date of investment, are rated within the four highest categories by Standard and Poor's Rating Group ("S&P") (AAA, AA, A and BBB) or, if not rated or rated under a different system, are of comparable quality to obligations so rated as determined by another nationally recognized statistical ratings organization (an "SRO") or by the Fund's investment adviser. A Fund may invest the remaining 20% of its assets in lower rated bonds, but it will not invest in bonds rated below B. Subject to certain exceptions for money market funds, a Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it.

Evergreen Short-Intermediate Municipal Fund

     The section of the Fund's prospectus entitled "Portfolio Managers" under "Management of the Funds" is hereby supplemented to reflect the following change:

     Richard K. Marrone is the portfolio manager for the Evergreen Short-Intermediate Municipal Fund. Since joining First Union in 1993, Mr. Marrone has been a Vice President and Senior Fixed Income Portfolio Manager, with over 15 years of investment and market experience. Prior to joining First Union, Mr. Marrone was employed at Woodbridge Capital Management where he served as a portfolio manager for mutual and common trust funds from 1982-1993.

Evergreen Pennsylvania Tax Free Fund

     The second full paragraph of the section entitled "Portfolio Managers" under "Management of the Funds" is hereby deleted and replaced in its entirety with the following paragraph:

     Jocelyn Turner is the portfolio manager for the Pennsylvania Fund. Since joining First Union in 1992, Ms. Turner has been a Vice President and Municipal Bond Portfolio Manager for CMG. In addition to the Pennsylvania Fund, Ms. Turner is currently responsible for the portfolio management of the New Jersey Fund. Ms. Turner was previously employed as a Vice President and Municipal Bond Portfolio Manager at One Federal Asset Management, Boston, Massachusetts from 1987-1991.

Evergreen Georgia Municipal Bond Fund

     The section of the Fund's prospectus entitled "Portfolio Managers" under "Management of the Funds" is hereby supplemented to reflect the following change:

     The portfolio manager for the Fund is Charles E. Jeanne. Since joining First Union in 1993, Mr. Jeanne has been an Assistant Vice President and
Portfolio Manager. In addition to the Fund, Mr. Jeanne also manages the Evergreen Virginia Municipal Bond Fund. Prior to joining First Union, Mr. Jeanne served as a trader/portfolio manager for First American Bank.

Evergreen Global Opportunities Fund

     The section of the Fund's prospectus entitled "Portfolio Manager" under "Fund Management and Expenses" is hereby deleted and replaced in its entirety with the following paragraph:

     The portfolio managers for the Fund are Gilman C. Gunn and J. Gary Craven. Mr. Gunn manages the international portion of the Fund and Mr. Craven manages the domestic portion of the Fund.

     Mr. Gunn joined Keystone in January 1991 and is currently Senior Vice President, Chief Investment Officer - International.

     Mr. Craven joined Keystone in November 1996 and is currently Senior Vice President, Chief Investment Officer and Group Leader for the small cap equity area. Prior to joining Keystone, Mr. Craven was a portfolio manager at Invista Capital Management, Inc. since 1987.

Performance Information

     The Funds may quote their "total return" or "yield" for specified periods in advertisements, reports, or other communications to shareholders. Total return and yield are computed separately for each Class of shares. Performance data for one or more Classes may be included in any advertisement or sales literature using performance data of a Fund.

Purchase and Redemption of Shares

     Certain employer-sponsored retirement or savings plans, including eligible 401(k) plans, may purchase Class A shares at net asset value provided that such plans meet certain required minimum number of eligible employees or required amount of assets. The CDSC applicable to Class B shares also is waived on redemptions of shares by such plans. Additional information concerning the waiver of sales charges is set forth in the Statement of Additional Information.

December 22, 1997

                       SUPPLEMENT TO THE PROSPECTUSES OF

  KEYSTONE BALANCED FUND (K-1), KEYSTONE DIVERSIFIED BOND FUND (B-2), KEYSTONE GROWTH AND INCOME FUND (S-1), KEYSTONE HIGH INCOME BOND FUND (B-4), KEYSTONE
   INTERNATIONAL FUND, KEYSTONE PRECIOUS METAL HOLDINGS, KEYSTONE QUALITY BOND FUND (B-1), KEYSTONE SMALL COMPANY GROWTH FUND (S-4), KEYSTONE STRATEGIC GROWTH
    FUND (K-2), AND KEYSTONE TAX FREE FUND (each a "Fund" and, collectively, the "Funds")


         The prospectus(es) of each of the Funds are hereby supplemented as follows:

FUND REORGANIZATIONS

     Each of Keystone High Income Bond Fund (B-4), Keystone Strategic Growth Fund (K-2), Keystone Growth and Income Fund (S-1), Keystone International Fund, and Keystone Precious Metals Holdings Fund has been reorganized as a separate series of a Delaware business trust, each of which was organized on September 17, 1997. The name of each trust is set forth below.

Name of Fund                                      Name of Trust

Keystone Strategic Growth Fund (K-2)              Evergreen Equity Trust
Keystone Growth and Income Fund (S-1)             Evergreen Equity Trust
Keystone High Income Bond Fund (B-4)              Evergreen Fixed Income Trust
Keystone Precious Metals Holdings                 Evergreen International Trust
Keystone International Fund                       Evergreen International Trust


         In connection with the reorganizations, the investment objective(s) of each Fund is now "nonfundamental" (i.e., changeable by vote of the Board without a shareholder vote). In addition, each Fund is now subject to certain standardized investment restrictions as set forth in the Supplement to the Statement of Additional Information of each Fund dated the date hereof.

NAME CHANGES

         Effective January 12, 1998, the following name changes will occur:

Current Name                                      New Name
Keystone Growth and Income Fund (S-1)             Evergreen Blue Chip Fund
Keystone High Income Bond Fund (B-4)              Evergreen High Yield Bond Fund
Keystone International Fund                       Evergreen International Growth Fund
Keystone Precious Metals Holdings                 Evergreen Precious Metals Fund
Keystone Strategic Growth Fund (K-2)              Evergreen Strategic Growth Fund

         In addition, the name of the distributor for the Funds has been changed to Evergreen Distributor, Inc., the name of the administrator for certain of the Funds has been changed to Evergreen Investment Services, Inc., and the name of the transfer agent for the Funds has been changed to Evergreen Service Company.

ADDITION OF MULTIPLE CLASS STRUCTURE

         Effective January 9, 1998, each Fund will add two classes of shares designated as Class A and Class C and will designate its current class of shares as Class B.


                              EXPENSE INFORMATION

         For all the Funds, the table set forth below summarizes the shareholder transaction costs associated with an investment in each Class A, Class B and Class C shares of the Funds.

SHAREHOLDER TRANSACTION EXPENSES              Class A Shares    Class B Shares(3)                             Class C Shares
                                              --------------   ---------------------------------------------  ---------------
Maximum Sales Charge Imposed on Purchases     4.75%             None                                           None
(as a % of offering price)
Contingent Deferred Sales Charge (as a % of   None(1)           5.00%(2)                                       1.00%
original purchase price or redemption
proceeds, whichever is lower)

(1) The Funds do not charge a front-end sales charge on purchase of $1 million or more, but they do charge a contingent deferred sales charge of 1.00% if you redeem those shares within one year after your purchase.
(2) The deferred sales charge on Class B shares declines from 5.00% to 1.00% of amounts redeemed within six years after the month of purchase. The Funds do not charge a contingent deferred sales charge on redemptions made after that. See "Shareholder Information" for more information.
(3) Long-term shareholders may pay more than the economic equivalent front-end sales charges permitted by the National Association of Securities Dealers, Inc. See "Purchase and Redemption of Shares" for more information.

         Annual operating expenses reflect the normal operating expenses of the Fund, and include costs such as management, distribution and other fees. The table below shows the Fund's estimated annual operating expenses for the fiscal period ending on the date set forth besides the Fund's name. The example shows what you would pay if you invested $1,000 over periods indicated. The example assumes that you reinvest all of your dividends and that the Fund's average annual return will be 5%. THE EXAMPLES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. THE FUND'S ACTUAL EXPENSES AND RETURNS WILL VARY. For a more complete description of the various costs and expenses borne by the Fund see "Organization and Service Providers."

KEYSTONE BALANCED FUND (K-1) (March 31, 1998)

                                                                                                 EXAMPLES
                                                                            ---------------------------------------------------
                                                                               Assuming Redemption at           Assuming no
                          ANNUAL OPERATING EXPENSES                                 End of Period                Redemption
---------------------------------------------------                         -----------------------------    -------------------
                      Class A    Class B    Class C                         Class A    Class B    Class C    Class B    Class C
                      -------    -------    -------                         -------    -------    -------    -------    -------
Management Fees         .45%       .45%       .45%
                                                      After 1 Year           $ 57       $ 66       $ 27       $ 16       $ 17
12b-1 Fees*             .25%       .88%      1.00%
                                                      After 3 Years          $ 76       $ 80       $ 54       $ 50       $ 54
Other Expenses          .25%       .25%       .25%
                                                      After 5 Years          $ 98       $106       $ 92       $ 86       $ 92
                      -------    -------    -------
                                                      After 10 Years         $159       $163       $201       $163       $201
Total                   .95%      1.58%      1.70%
                      -------    -------    -------
                      -------    -------    -------


KEYSTONE DIVERSIFIED BOND FUND (B-2) (April 30, 1998)

                                                                                                 EXAMPLES
                                                                            ---------------------------------------------------
                                                                               Assuming Redemption at           Assuming no
                          ANNUAL OPERATING EXPENSES                                 End of Period                Redemption
---------------------------------------------------                         -----------------------------    -------------------
                      Class A    Class B    Class C                         Class A    Class B    Class C    Class B    Class C
                      -------    -------    -------                         -------    -------    -------    -------    -------
Management Fees         .52%       .52%       .52%
                                                      After 1 Year           $ 58       $ 69       $ 29       $ 19       $ 19
12b-1 Fees*             .25%      1.00%   1.00%
                                                      After 3 Years          $ 81       $ 88       $ 58       $ 58       $ 58
Other Expenses          .33%       .33%       .33%
                                                      After 5 Years          $105       $120       $100       $100       $100
                      -------    -------    -------
                                                      After 10 Years         $175       $188       $217       $188       $217
Total                  1.10%      1.85%      1.85%
                      -------    -------    -------
                      -------    -------    -------

KEYSTONE GROWTH AND INCOME FUND (S-1) (July 31, 1998)

                                                                                                 EXAMPLES
                                                                            ---------------------------------------------------
                                                                               Assuming Redemption at           Assuming no
                          ANNUAL OPERATING EXPENSES                                 End of Period                Redemption
---------------------------------------------------                         -----------------------------    -------------------
                      Class A    Class B    Class C                         Class A    Class B    Class C    Class B    Class C
                      -------    -------    -------                         -------    -------    -------    -------    -------
Management Fees         .64%       .64%       .64%
                                                      After 1 Year           $ 59       $ 68       $ 30       $ 18       $ 20
12b-1 Fees*             .25%       .82%     1.00%
                                                      After 3 Years          $ 84       $ 86       $ 61       $ 56       $ 61
Other Expenses          .31%       .31%       .31%
                                                      After 5 Years          $110       $116       $105       $ 96       $105
                      -------    -------    -------
                                                      After 10 Years         $186       $186       $227       $186       $227
Total                  1.20%      1.77%      1.95%
                      -------    -------    -------
                      -------    -------    -------



KEYSTONE HIGH INCOME BOND FUND (B-4) (April 30, 1998)

                                                                                                 EXAMPLES
                                                                            ---------------------------------------------------
                                                                               Assuming Redemption at           Assuming no
                          ANNUAL OPERATING EXPENSES                                 End of Period                Redemption
---------------------------------------------------                         -----------------------------    -------------------
                      Class A    Class B    Class C                         Class A    Class B    Class C    Class B    Class C
                      -------    -------    -------                         -------    -------    -------    -------    -------
Management Fees         .58%       .58%       .58%
                                                      After 1 Year           $ 59       $ 70       $ 30       $ 20       $ 20
12b-1 Fees*             .25%      1.00%      1.00%
                                                      After 3 Years          $ 83       $ 91       $ 61       $ 61       $ 61
Other Expenses          .35%       .35%       .35%
                                                      After 5 Years          $109       $124       $104       $104       $104
                      -------    -------    -------
                                                      After 10 Years         $184       $196       $225       $196       $225
Total                  1.18%      1.93%      1.93%
                      -------    -------    -------
                      -------    -------    -------

KEYSTONE INTERNATIONAL FUND (October 31, 1998)

                                                                                                 EXAMPLES
                                                                            ---------------------------------------------------
                                                                               Assuming Redemption at           Assuming no
                          ANNUAL OPERATING EXPENSES                                 End of Period                Redemption
---------------------------------------------------                         -----------------------------    -------------------
                      Class A    Class B    Class C                         Class A    Class B    Class C    Class B    Class C
                      -------    -------    -------                         -------    -------    -------    -------    -------
Management Fees         .75%       .75%       .75%
                                                      After 1 Year           $ 63       $ 74       $ 34       $ 24       $ 24
12b-1 Fees*             .25%      1.00%      1.00%
                                                      After 3 Years          $ 95       $103       $ 73       $ 73       $ 73
Other Expenses          .59%       .59%       .59%
                                                      After 5 Years          $130       $145       $125       $125       $125
                      -------    -------    -------
                                                      After 10 Years         $227       $239       $268       $239       $268
Total                  1.59%      2.34%      2.34%
                      -------    -------    -------
                      -------    -------    -------



KEYSTONE PRECIOUS METAL HOLDINGS (October 31, 1998)

                                                                                                 EXAMPLES
                                                                            ---------------------------------------------------
                                                                               Assuming Redemption at           Assuming no
                          ANNUAL OPERATING EXPENSES                                 End of Period                Redemption
---------------------------------------------------                         -----------------------------    -------------------
                      Class A    Class B    Class C                         Class A    Class B    Class C    Class B    Class C
                      -------    -------    -------                         -------    -------    -------    -------    -------
Management Fees         .74%       .74%       .74%
                                                      After 1 Year           $ 64       $ 74       $ 34       $ 24       $ 24
12b-1 Fees*             .25%      1.00%      1.00%
                                                      After 3 Years          $ 97       $105       $ 75       $ 75       $ 75
Other Expenses          .67%       .67%       .67%
                                                      After 5 Years          $133       $149       $129       $129       $129
                      -------    -------    -------
                                                      After 10 Years         $235       $247       $275       $247       $275
Total                  1.66%      2.41%      2.41%
                      -------    -------    -------
                      -------    -------    -------

KEYSTONE QUALITY BOND FUND (B-1) (October 31, 1998)

                                                                                                 EXAMPLES
                                                                            ---------------------------------------------------
                                                                               Assuming Redemption at           Assuming no
                          ANNUAL OPERATING EXPENSES                                 End of Period                Redemption
---------------------------------------------------                         -----------------------------    -------------------
                      Class A    Class B    Class C                         Class A    Class B    Class C    Class B    Class C
                      -------    -------    -------                         -------    -------    -------    -------    -------
Management Fees            %          %          %
                                                      After 1 Year           $          $          $          $          $
12b-1 Fees*             .25%      1.00%      1.00%
                                                      After 3 Years          $          $          $          $          $
Other Expenses             %          %          %
                                                      After 5 Years          $          $          $          $          $
                      -------    -------    -------
                                                      After 10 Years         $          $          $          $          $
Total                      %          %          %
                      -------    -------    -------
                      -------    -------    -------


KEYSTONE SMALL COMPANY GROWTH FUND (S-4) (September 30, 1998)

                                                                                                 EXAMPLES
                                                                            ---------------------------------------------------
                                                                               Assuming Redemption at           Assuming no
                          ANNUAL OPERATING EXPENSES                                 End of Period                Redemption
---------------------------------------------------                         -----------------------------    -------------------
                      Class A    Class B    Class C                         Class A    Class B    Class C    Class B    Class C
                      -------    -------    -------                         -------    -------    -------    -------    -------
Management Fees         .48%       .48%       .48%
                                                      After 1 Year           $ 57       $ 67       $ 28       $ 17       $ 18
12b-1 Fees*             .25%       .91%      1.00%
                                                      After 3 Years          $ 78       $ 82       $ 55       $ 52       $ 55
Other Expenses          .27%       .27%       .27%
                                                      After 5 Years          $100       $110       $ 95       $ 90       $ 95
                      -------    -------    -------
                                                      After 10 Years         $164       $170       $206       $170       $206
Total                  1.00%      1.66%      1.75%
                      -------    -------    -------
                      -------    -------    -------


KEYSTONE STRATEGIC GROWTH FUND (K-2) (September 30, 1998)

                                                                                                 EXAMPLES
                                                                            ---------------------------------------------------
                                                                               Assuming Redemption at           Assuming no
                          ANNUAL OPERATING EXPENSES                                 End of Period                Redemption
---------------------------------------------------                         -----------------------------    -------------------
                      Class A    Class B    Class C                         Class A    Class B    Class C    Class B    Class C
                      -------    -------    -------                         -------    -------    -------    -------    -------
Management Fees         .53%       .53%       .53%
                                                      After 1 Year           $ 58       $ 67       $ 29       $ 17       $ 19
12b-1 Fees*             .25%       .84%      1.00%
                                                      After 3 Years          $ 81       $ 83       $ 58       $ 53       $ 58
Other Expenses          .32%       .32%       .32%
                                                      After 5 Years          $105       $112       $100       $ 92       $100
                      -------    -------    -------
                                                      After 10 Years         $175       $176       $217       $176       $217
Total                  1.10%      1.69%      1.85%
                      -------    -------    -------
                      -------    -------    -------


KEYSTONE TAX FREE FUND (May 31, 1998)

                                                                                                 EXAMPLES
                                                                            ---------------------------------------------------
                                                                               Assuming Redemption at           Assuming no
                          ANNUAL OPERATING EXPENSES                                 End of Period                Redemption
---------------------------------------------------                         -----------------------------    -------------------
                      Class A    Class B    Class C                         Class A    Class B    Class C    Class B    Class C
                      -------    -------    -------                         -------    -------    -------    -------    -------
Management Fees            %          %          %
                                                      After 1 Year           $          $          $          $          $
12b-1 Fees*             .25%      1.00%      1.00%
                                                      After 3 Years          $          $          $          $          $
Other Expenses             %          %          %
                                                      After 5 Years          $          $          $          $          $
                      -------    -------    -------
                                                      After 10 Years         $          $          $          $          $
Total                      %          %          %
                      -------    -------    -------
                      -------    -------    -------



DISTRIBUTION PLANS AND AGREEMENTS

Distribution Plans. The Fund's Class A, Class B and Class C shares pay for the expenses associated with the distribution of such shares according to distribution plans adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") (each a "Plan" or collectively the "Plans"). Under the Plans, the Fund may incur distribution- related and shareholder servicing-related expenses which are based upon a maximum annual rate as a percentage of the Fund's average daily net assets attributable to the Class, as follows:

         Class A shares                0.75% (currently limited to 0.25%)
         Class B shares                1.00%
         Class C shares                1.00%


         Of the amount that each Class may pay under its respective Plan, up to 0.25% may constitute a service fee to be used to compensate organizations, which may include the Fund's investment adviser or its affiliates, for personal services rendered to shareholders and/or the maintenance of shareholder accounts. The Fund may not pay any distribution or services fees during any fiscal period in excess of the amounts set forth above. Amounts paid under the Distribution Plans are used to compensate the Fund's distributor pursuant to the Distribution Agreements entered into by the Fund.

Distribution Agreements. The Fund has also entered into distribution agreements (each a "Distribution Agreement" or collectively the "Distribution Agreements") with EDI. Pursuant to the Distribution Agreements, the Fund will compensate EDI for its services as distributor based upon the maximum annual rate as a percentage of the Fund's average daily net assets attributable to the Class, as follows:

         Class A shares                          0.25%
         Class B shares                          1.00%
         Class C shares                          1.00%

         The Distribution Agreements provide that EDI will use the distribution fee received from the Fund for payments (1) to compensate broker-dealers or other persons for distributing shares of the Fund, including interest and principal payments made in respect of amounts paid to broker-dealers or other persons that have been financed (EDI may assign its rights to receive compensation under the Plans to secure such financings), (2) to otherwise promote the sale of shares of the Fund, and (3) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders. FUNB or its affiliates may finance the payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of other mutual funds, compensation paid to EDI under the Distribution Agreements may be paid by EDI to the distributors of the acquired funds.

         Since EDI's compensation under the Distribution Agreements is not directly tied to the expenses incurred by EDI, the amount of compensation received by it under the Distribution Agreements during any year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the level of compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.


                        PURCHASE AND REDEMPTION OF SHARES

Class A Shares - Front-End Sales Charge Alternative. You may purchase Class A shares of the Fund at net asset value plus an initial sales charge on purchases under $1,000,000. You may purchase $1,000,000 or more of Class A shares without a front-end sales charge; however, a contingent deferred sales charge ("CDSC") equal to the lesser of 1% of the purchase price or the redemption value will be imposed on shares redeemed during the month of purchase and the 12-month period following the month of purchase. The schedule of charges for Class A shares is as follows:

                              Initial Sales Charge

Amount of Purchase           As a % of      As a %             Commission to
                             the Net        of the             Dealer/Agent
                             Amount         Offering           as a % of
                             Invested       Price              Offering
                                                               Price
Less than $50,000            4.99%           4.75%              4.25%
$50,000 - $99,999            4.71%           4.50%              4.25%
$100,000 - $249,999          3.90%           3.75%              3.25%
$250,000 - $499,999          2.56%           2.50%              2.00%
$500,000 - $999,999          2.04%           2.00%              1.75%
$1,000,000 or more           None            None               1.00% of the amount invested up to $2,999,999;
                                                                .50% of the amount invested over $2,999,999, up to $4,999,999;
                                                                and .25% of the excess over $4,999,999


         No front-end  sales charges are imposed on Class A shares  purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisers; (b) investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; (f) current and retired employees of FUNB and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; (g) and upon the initial purchase of an Evergreen fund by investors reinvesting the proceeds from a redemption within the preceding thirty days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. Certain broker-dealers or other financial institutions may impose a fee on transactions in shares of the Fund.

         Class A shares may also be purchased at net asset value by a corporation or certain other qualified retirement plans or a non-qualified deferred compensation plan or a Title I tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees, or a TSA plan sponsored by a public education entity having 5,000 or more eligible employees.

         In connection with sales made to plans of the type described in the preceding sentence EDI will pay broker-dealers and others concessions at the rate of 0.50% of the net asset value of the shares purchased. These payments are subject to reclaim in the event the shares are redeemed within twelve months after purchase.

         When Class A shares are sold, EDI will normally retain a portion of the applicable sales charge and pay the balance to the broker-dealer or other financial intermediary through whom the sale was made. EDI may also pay fees to banks from sales charges for services performed on behalf of the customers of such banks in connection with the purchase of shares of the Fund. In addition to compensation paid at the time of sale, entities whose clients have purchased Class A shares may receive a trailing commission equal to 0.25% of the average daily net asset value on an annual basis of Class A shares held by their clients. Certain purchases of Class A shares may qualify for reduced sales charges in accordance with the Fund's Concurrent Purchases, Rights of Accumulation, Letter of Intent, certain Retirement Plans and Reinstatement Privilege. Consult the Application for additional information concerning these reduced sales charges.

Class B Shares - Deferred Sales Charge Alternative. You may purchase Class B shares at net asset value without an initial sales charge. However, you may pay a CDSC if you redeem shares within six years after the month of purchase. The amount of the CDSC (expressed as a percentage of the lesser of the current net asset value or original cost) will vary according to the number of years from the month of purchase of Class B shares as set forth below.


                                                                     CDSC
Redemption Timing                                                    Imposed

Month of purchase and the first twelve-month
  period following the month of purchase...............................5.00%
Second twelve-month period following the
  month of purchase....................................................4.00%
Third twelve-month period following the
  month of purchase....................................................3.00%
Fourth twelve-month period following the
  month of purchase....................................................3.00%
Fifth twelve-month period following the
  month of purchase....................................................2.00%
Sixth twelve-month period following the
  month of purchase....................................................1.00%
No CDSC is imposed on amounts redeemed thereafter.

         If you redeem shares purchased after January 1, 1995, but before January 9, 1998, you will pay a CDSC according to the CDSC schedule in effect at the time you bought your shares.

         The CDSC is deducted from the amount of the redemption and is paid to EDI. In the event the Fund acquires the assets of other mutual funds, the CDSC may be paid by EDI to the distributors of the acquired funds. Class B shares are subject to higher distribution and/or shareholder service fees than Class A shares for a period of seven years after the month of purchase (after which it is expected that they will convert to Class A shares without imposition of a front-end sales charge). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. The Fund will not normally accept any purchase of Class B shares in the amount of $250,000 or more.

         At the end of the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to the higher distribution services fee imposed on Class B shares. If you bought shares before January 1, 1995, your shares will automatically convert to Class A shares on or about January 16, 1998. If you purchased your shares after Janaury 1, 1995, your shares will convert to Class A shares seventy-two months from the date you purchased your shares. Such conversion will be on the basis of the relative net asset values of the two Classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Distributor to have been compensated for the expenses associated with the sale of such shares.

Class C Shares - Level-Load Alternative. Class C shares are only offered through broker-dealers who have special distribution agreements with EDI. You may purchase Class C shares at net asset value without any initial sales charge and, therefore, the full amount of your investment will be used to purchase Fund shares. However, you will pay a 1.00% CDSC, if you redeem shares during the month of purchase and the 12-month period following the month of purchase. No CDSC is imposed on amounts redeemed thereafter. Class C shares incur higher distribution and/or shareholder service fees than Class A shares but, unlike Class B shares, do not convert to any other class of shares of the Fund. The higher fees mean a higher expense ratio, so Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. The Fund will not normally accept any purchase of Class C shares in the amount of $500,000 or more. No CDSC will be imposed on Class C shares purchased by institutional investors, and through employee benefit and savings plans eligible for the exemption from front-end sales charges described under "Class A Shares - Front-End Sales Charge Alternative," above. Broker-dealers and other financial intermediaries whose clients have purchased Class C shares may receive a trailing commission equal to 0.75% of the average daily net asset value of such shares on an annual basis held by their clients more than one year from the date of purchase. The payment of trailing commissions will commence immediately with respect to shares eligible for exemption from the CDSC normally applicable to Class C shares.

Contingent Deferred Sales Charge. Shares obtained from dividend or distribution reinvestment are not subject to a CDSC. Any CDSC imposed upon the redemption of Class A, Class B or Class C shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the net asset value at the time of purchase of such shares.

         No CDSC is imposed on a redemption of shares of the Fund in the event of: (1) death or disability of the shareholder; (2) a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of accounts having an aggregate net asset value of less than $1,000;
(5) automatic withdrawals under the Systematic Withdrawal Plan of up to 1.00% per month of the shareholder's initial account balanced; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.

         The Fund may also sell Class A, Class B or Class C shares at net asset value without any initial sales charge or CDSC to certain Directors, Trustees, officers and employees of the Fund, Keystone, FUNB, Evergreen Asset Management Corp. ("Evergreen Asset"), EDI and certain of their affiliates, and to members of the immediate families of such persons, to registered representatives of firms with dealer agreements with EDI, and to a bank or trust company acting as a trustee for a single account.

General. The decision as to which Class of shares is more beneficial to you depends on the amount of your investment and the length of time you will hold it. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider Class A shares. If you are making a smaller investment, you might consider Class B shares since 100% of your purchase is invested immediately and since such shares will convert to Class A shares, which incur lower ongoing distribution and/or shareholder service fees, after seven years. If you are unsure of the time period of your investment, you might consider Class C shares since there are no initial sales charges and, although there is no conversion feature, the CDSC only applies to redemptions made during the first year after the month of purchase. Consult your financial intermediary for further information. The compensation received by broker-dealers and agents may differ depending on whether they sell Class A, Class B or Class C shares. There is no size limit on purchases of Class A shares.

How to Redeem Shares

         You may "redeem" (i.e., sell) your shares in the Fund to the Fund for cash at their net redemption value on any day the Exchange is open, either directly by writing to the Fund, c/o ESC, or through your financial intermediary. The amount you will receive is the net asset value adjusted for fractions of a cent (less any applicable CDSC) next calculated after the Fund receives your request in proper form.

EXCHANGE PRIVILEGE

How to Exchange Shares. You may exchange some or all of your shares for shares of the same class of any other Evergreen funds through your financial intermediary, by calling or writing to ESC or by using the Evergreen Express Line as described above. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of each fund.

         No CDSC will be imposed in the event shares are exchanged for shares of the same class of other Evergreen funds. If you redeem shares, the CDSC applicable to the shares of the Evergreen fund originally purchased for cash is applied. Also, Class B shares will continue to age following an exchange for the purpose of conversion to Class A shares and for the purpose of determining the amount of the applicable CDSC.

Performance Information

         The Funds may quote their "total return" or "yield" for specified periods in advertisements, reports, or other communications to shareholders. Total return and yield are computed separately for each Class of shares. Performance data for one or more Classes may be included in any advertisement or sales literature using performance data of a Fund.

Purchase and Redemption of Shares

     Certain employer-sponsored retirement or savings plans, including eligible 401(k) plans, may purchase Class A shares at net asset value provided that such plans meet certain required minimum number of eligible employees or required amount of assets. The CDSC applicable to Class B shares also is waived on redemptions of shares by such plans. Additional information concerning the waiver of sales charges is set forth in the Statement of Additional Information.

December 22, 1997

                          SUPPLEMENT TO THE STATEMENTS
                          OF ADDITIONAL INFORMATION OF

     Evergreen Aggressive Growth Fund, Evergreen American Retirement Fund,
                    Evergreen Emerging Markets Growth Fund,
 Evergreen Florida High Income Municipal Bond Fund, Evergreen Foundation Fund,
             Evergreen Fund, Evergreen Georgia Municipal Bond Fund,
        Evergreen Global Leaders Fund, Evergreen Growth and Income Fund, Evergreen High Grade Tax Free Fund, Evergreen Income and Growth Fund,
            Evergreen Intermediate Term Government Securities Fund,
                      Evergreen International Equity Fund,
                   Evergreen Institutional Money Market Fund,
             Evergreen Institutional Tax Exempt Money Market Fund,
               Evergreen Institutional Treasury Money Market Fund,
                         Evergreen Latin America Fund,
                        Evergreen Micro Cap Fund,
                          Evergreen Money Market Fund,
                   Evergreen New Jersey Tax Free Income Fund,
                 Evergreen North Carolina Municipal Bond Fund,
               Evergreen Pennsylvania Tax Free Money Market Fund,
                    Evergreen Short-Intermediate Bond Fund,
                  Evergreen Short-Intermediate Municipal Fund,
                    Evergreen Small Cap Equity Income Fund,
                 Evergreen South Carolina Municipal Bond Fund,
                    Evergreen Tax Exempt Money Market Fund,
                    Evergreen Tax Strategic Foundation Fund,
                     Evergreen Treasury Money Market Fund,
            Evergreen U.S. Government Fund, Evergreen Utility Fund,
         Evergreen Value Fund, Evergreen Virginia Municipal Bond Fund,
                Evergreen Capital Preservation and Income Fund,
     Evergreen Fund for Total Return, Evergreen Global Opportunities Fund,
                       Evergreen Natural Resources Fund,
             Evergreen Omega Fund, Evergreen Strategic Income Fund,
                      Evergreen California Tax Free Fund,
                     Evergreen Massachusetts Tax Free Fund,
      Evergreen Missouri Tax Free Fund, Evergreen New York Tax Free Fund,
      Evergreen Pennsylvania Tax Free Fund, Keystone Balanced Fund (K-1),
                     Keystone Diversified Bond Fund (B-2),
                     Keystone High Income Bond Fund (B-4),
Keystone Small Company Growth Fund (S-4), Keystone Strategic Growth Fund (K-2),
                     Keystone Growth and Income Fund (S-1),
                     Evergreen Select Adjustable Rate Fund,
      Evergreen Select Small Cap Growth Fund, Keystone International Fund,
         Keystone Precious Metals Holdings, and Keystone Tax Free Fund
                 (each a "Fund" and, collectively, the "Funds")

The Statements of Additional Information of each of the Funds are hereby supplemented as follows:

Standardized Fundamental Investment Restrictions

         Each of the above Funds except Keystone Balanced Fund (K-1), Keystone Diversified Bond Fund (B-2), Keystone Small Company Growth Fund (S-4), and Keystone Tax Free Fund has adopted the following standardized fundamental investment restrictions. These restrictions may be changed only by a vote of Fund shareholders.

     1. Diversification of Investments

     The Fund may not make any investment inconsistent with the Fund's classification as a diversified [non-diversified] investment company under the Investment Company Act of 1940.

     2. Concentration of a Fund's Assets in a Particular Industry. ([All Funds other than those listed below.)

     The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities [or in the case of Money Market Funds domestic bank money instruments]).

     For Evergreen Utility Fund

     The Fund will concentrate its investments in the utilities industry.

     For Keystone Precious Metals Holdings, Inc.

     The Fund will concentrate its investments in industries related to the mining, processing or dealing in gold or other precious metals and minerals.

     3. Issuance of Senior Securities

     Except as permitted under the Investment Company Act of 1940, the Fund may not issue senior securities.

     4. Borrowing

     The Fund may not borrow money, except to the extent permitted by applicable law.

     5. Underwriting

     The Fund may not underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

     6. Investment in Real Estate

     The Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in (a) securities directly or indirectly secured by real estate, or (b) securities issued by companies that invest in real estate.

     7. Commodities

     The Fund may not purchase or sell commodities or contracts on commodities except to the extent that the Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

     8. Lending

     The Fund may not make loans to other persons, except that the Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment instruments shall not be deemed to be the making of a loan.

     9. Investment in Federally Tax Exempt Securities

     The following Funds have also adopted a standardized fundamental investment restriction in regard to investments in federally tax-exempt securities:

Evergreen Tax Exempt Money Market Fund                  Evergreen Institutional Tax Exempt Money Market Fund
Evergreen Pennsylvania Tax Free Money Market Fund       Evergreen Short-Intermediate Municipal Fund
Evergreen Tax Strategic Foundation Fund                 Evergreen High Grade Tax Free Fund
Evergreen Georgia Municipal Bond Fund                   Evergreen North Carolina Municipal Bond Fund
Evergreen South Carolina Municipal Bond Fund            Evergreen Virginia Municipal Bond Fund
Evergreen New Jersey Tax Free Income Fund               Evergreen Massachusetts Tax Free Fund
Evergreen New York Tax Free Fund                        Evergreen Pennsylvania Tax Free Fund
Evergreen California Tax Free Fund                      Evergreen Missouri Tax Free Fund


     The Fund will, during periods of normal market conditions, invest its assets in accordance with applicable guidelines issued by the Securities and Exchange Commission or its staff concerning investment in tax-exempt securities for Funds with the words tax exempt, tax free or municipal in their names.

     Elimination of Certain Non-Fundamental Investment Restrictions

     The nonfundamental investment restrictions described below have been eliminated by each Fund listed under such restriction:

     1. Prohibition on Investment in Unseasoned Issuers

     Evergreen Fund, Growth and Income Fund, Income and Growth Fund, American Retirement Fund, Money Market Fund, Tax Exempt Money Market Fund, Short-Intermediate Municipal Fund, Growth and Income Fund (S-1), Omega Fund, Precious Metals Holdings, Inc., Strategic Growth Fund (K-2), High Income Bond Fund (B-4), Capital Preservation and Income Fund, Select Adjustable Rate Fund, Strategic Income Fund, Fund for Total Return, Global Opportunities Fund, International Fund Inc.

     2. Prohibition on Investment in Companies for the Purpose of Exercising Control or Management

     Evergreen Fund, Growth and Income Fund, Income and Growth Fund, Value Fund, Intermediate Term Government Securities Fund , Foundation Fund, American Retirement Fund, Emerging Markets Growth Fund, International Equity Fund, Global Leaders Fund, Money Market Fund, Tax Exempt Money Market Fund, Pennsylvania Tax Free Money Market Fund, Florida High Income Municipal Bond Fund, Short-Intermediate Municipal Fund, Growth and Income Fund (S-1), Precious Metals Holdings, Inc., Strategic Growth Fund (K-2), High Income Bond Fund (B-4), Fund for Total Return, Global Opportunities Fund, International Fund Inc.

     3. Prohibition on Investment in Companies in which Trustees or Officers of the Funds Also Hold Shares Above Certain Percentage Levels

     Evergreen Fund, MicroCap Fund, Inc., Percentage Growth and Income Fund, Income and Growth Fund, Intermediate Term Government Securities Fund, Foundation Fund, American Retirement Fund, Money Market Fund, Tax Exempt Money Market Fund, Treasury Money Market Fund, Short-Intermediate Municipal Fund, Precious Metals Holdings, Inc.

     4. Prohibition on Investment of More Than 5% of a Fund's Net Assets in Warrants, With No More Than 2% of Net Assets Being Invested in Warrants That Are Listed on Neither the New York nor American Stock Exchanges Evergreen Fund, MicroCap Fund, Inc., Growth and Income Fund, Income and Growth Fund, Foundation Fund, American Retirement Fund, Tax Exempt Money Market Fund, Short-Intermediate Municipal Fund

     5. Prohibition on Investment in Oil, Gas or Other Mineral Exploration or Development Programs

     Evergreen Fund, MicroCap Fund, Inc., Aggressive Growth Fund, Growth and Income Fund, Small Cap Equity Fund, Income and Growth Fund, Value Fund, Intermediate Term Government Securities Fund, Foundation Fund, American Retirement Fund, Money Market Fund, Tax Exempt Money Market Fund, Pennsylvania Tax Free Money Market Fund, Florida High Income Municipal Bond Fund, Short-Intermediate Municipal Fund, High Grade Tax Free Fund, Precious Metals Holdings, Inc.

     6. Prohibition on Joint Trading Accounts Evergreen Fund, MicroCap Fund, Inc., Growth and Income Fund, Income and Growth Fund, Foundation Fund, American Retirement Fund, Florida High Income Municipal Bond Fund

     7. Prohibition on Investment in Other Investment Companies. [Note: The Funds may invest in such companies to the extent permitted by the Investment Company Act of 1940 and the rules thereunder.]

     Growth and Income Fund, Utility Fund, Small Cap Equity Income Fund, Income and Growth Fund, Value Fund, Short-Intermediate Bond Fund, Intermediate Term Government Securities Fund, Foundation Fund, Tax Strategic Foundation Fund, American Retirement Fund, New Jersey Tax Free Income Fund, High Grade Tax Free Fund, Growth and Income Fund (S-1), Omega Fund, Precious Metals Holdings, Inc. Strategic Growth Fund (K-2), High Income Bond Fund (B-4), Select Adjustable Rate Fund, Strategic Income Fund, Fund for Total Return, Global Opportunities Fund, International Fund, Inc., Massachusetts Tax Free Fund, New York Tax Free Fund, Pennsylvania Tax Free Fund, California Tax Free Fund and Missouri Tax Free Fund.

Reclassification of All Other Fundamental Investment Restrictions

     All investment restrictions other than those described above as having been standardized or eliminated have been reclassified from fundamental to nonfundamental and, as, such, may be changed by the Funds' Boards of Trustees at any time without a shareholder vote.

Trustees

     The Trustees and executive officers of each Trust, their ages, and their principal occupations during the last five years are shown below:

     JAMES S. HOWELL (72),  4124 Crossgate Road,  Charlotte,  NC-Chairman of the
Evergreen Group of Mutual Funds and Trustee. Retired Vice President of Lance Inc. (food manufacturing); Chairman of the Distribution Comm. Foundation for the Carolinas from 1989 to 1993.

     RUSSELL A. SALTON, III, M.D. (49), 205 Regency Executive Park, Charlotte, NC- Trustee. Medical Director, U.S. Healthcare of Charlotte, North Carolina since 1996; President, Primary Physician Care from 1990 to 1996.

     MICHAEL S. SCOFIELD (53), 212 S. Tryon Street, Suite 980, Charlotte, NC-Trustee. Attorney, Law Offices of Michael S. Scofield since 1969.

     GERALD M. MCDONNELL (57), 821 Regency Drive, Charlotte, NC - Trustee. Sales Representative with Nucor-Yamoto Inc. (steel producer) since 1988.

     THOMAS L. McVERRY (58), 4419 Parkview Drive, Charlotte, NC - Trustee. Director of Carolina Cooperative Federal Credit Union since 1990 and Rexham Corporation from 1988 to 1990; Vice President of Rexham Industries, Inc. (diversified manufacturer) from 1989 to 1990; Vice President - Finance and Resources, Rexham Corporation from 1979 to 1990.

     WILLIAM WALT PETTIT (41), Holcomb and Pettit, P.A., 227 West Trade St., Charlotte, NC - Trustee. Partner in the law firm Holcomb and Pettit, P.A. since 1990.

     LAURENCE B. ASHKIN (68), 180 East Pearson Street, Chicago, IL - Trustee. Real estate developer and construction consultant since 1980; President of Centrum Equities since 1987 and Centrum Properties, Inc. since 1980.

     CHARLES A. AUSTIN III (61), Trustee. Investment counselor to Appleton Partners, Inc.; former Managing Director, Seaward Management Corporation (investment advice); and former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice).

     K. DUN GIFFORD (57) Trustee. Chairman of the Board, Director, and Executive Vice President, The London Harness Company; Managing Partner, Roscommon Capital Corp.; Trustee, Cambridge College; Chairman Emeritus and Director, American Institute of Food and Wine; Chief Executive Officer, Gifford Gifts of Fine Foods; Chairman, Gifford, Drescher & Associates (environmental consulting); President, Oldways Preservation and Exchange Trust (education); and former Director, Keystone Investments, Inc. and Keystone Investment Management Company.

     LEROY KEITH, JR. (57) Trustee. Director of Phoenix Total Return Fund and Equifax, Inc.; Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; and former President, Morehouse College.

     DAVID M. RICHARDSON (55) Trustee. Executive Vice President, DMR International, Inc. (executive recruitment); former Senior Vice President, Boyden International Inc. (executive recruitment); and Director, Commerce and Industry Association of New Jersey, 411 International, Inc., and J&M Cumming Paper Co.

     RICHARD J. SHIMA (57) Trustee and Advisor to the Boards of Trustees of the Evergreen Group of Mutual Funds. Chairman, Environmental Warranty, Inc., and Consultant, Drake Beam Morin, Inc. (executive outplacement); Director of
Connecticut Natural Gas Corporation, Trust Company of Connecticut, Hartford Hospital, Old State House Association, and Enhance Financial Services, Inc.; Chairman, Board of Trustees, Hartford YMCA; former Director; Executive Vice President, and Vice Chairman of The Travelers Corporation.

Executive Officers

     JOHN J. PILEGGI (37), 230 Park Avenue, Suite 910, New York, NY - President and Treasurer. Consultant to BISYS Fund Services since 1996. Senior Managing Director, Furman Selz LLC since 1992, Managing Director from 1984 to 1992.

     GEORGE O. MARTINEZ (37), 3435 Stelzer Road, Columbus, OH - Secretary. Senior Vice President/Director of Administration and Regulatory Services, BISYS Fund Services since April 1995. Vice President/Assistant General Counsel, Alliance Capital Management from 1988 to 1995.

     The officers of the Trusts are officers and/or employees of The BISYS Group, Inc. ("BISYS Group"), except for Mr. Pileggi, who is a consultant to The BISYS Group. The BISYS Group is an affiliate of Evergreen Distributor, Inc. ("EDI"), the distributor of each class of shares of each Fund.

     No officer or Trustee of the Trusts owned more than 1.0% of any Class of shares of any of the Funds as of November 30, 1997.

 Distribution Plans

     The following is added to the disclosure under the caption "Distribution Plan"

     Class A and B shares are made available to employer-sponsored retirement or savings plans ("Plans") without a sales charge if:

     (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Services Agreement between Merrill Lynch and the Fund's principal underwriter or distributor and in Funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

     (ii) the Plan is record kept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

     (iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

     Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B shares convert to Class A shares once the Plan has reached $5 million invested in Applicable Investments. The Plan will receive a Plan level share conversion.

     The following is added to the Statement of Additional Information of each of Keystone Balanced Fund (K-1), Keystone Diversified Bond Fund (B-2), Keystone High Income Bond Fund (B-4), Keystone Small Company Growth Fund (S-4), Keystone Strategic Growth Fund (K-2), Keystone Growth and Income Fund (S-1) and Keystone Tax Free Fund.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Distribution Plans and Agreements

     Distribution fees are accrued daily and paid monthly on Class A, Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B shares and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, and, in the case of Class C shares, without the assessment of a contingent deferred sales charge after the first year following the month of purchase, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares and the Class C shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

     Under the Rule 12b-1 Distribution Plans that have been adopted by each Fund with respect to each of its Class A, Class B and Class C shares (each a "Plan" and collectively, the "Plans"), the Treasurer of each Fund reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the disinterested Trustees are committed to the discretion of such disinterested Trustees then in office.

     Each Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

     Each Plan and Distribution Agreement will continue in effect for successive twelve-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that Class and, in either case, by a majority of the Independent Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreement related thereto.

     The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B and Class C shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to each Fund and holders of Class A, Class B and Class C shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B and Class C shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B and Class C shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B and Class C shares.

     In the event that a Plan or Distribution Agreement is terminated or not continued with respect to one or more Classes of a Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to that Class or Classes, and (ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of shares of such Class or Classes through deferred sales charges.

     All material amendments to any Plan or Distribution Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by Class, and in either case, by a majority of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular Class of shares of a Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the Class affected. Any Plan, Shareholder Services Plan or Distribution Agreement may be terminated (i) by a Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by Class or by a majority vote of the disinterested Trustees, or (ii) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment.

HOW THE FUNDS OFFER SHARES TO THE PUBLIC

     You may buy shares of a Fund through the Funds' distributor, broker-dealers that have entered into special agreements with the Funds' distributor or certain other financial institutions. Each Fund offers four classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy a Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem a Fund's shares or no sales charges at all.

Purchase Alternatives

         Class A Shares

     With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 4.75%. (The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases.) If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Funds will charge a CDSC of 1.00% if you redeem during the month of your purchase and the 12-month period following the month of your purchase. See "Calculation of Contingent Deferred Sales Charge" below.

         Class B Shares

     The Funds offer Class B shares at net asset value (without a front-end load). With certain exceptions, however, the Funds will charge a CDSC of 1.00% on shares you redeem within 72 months after the month of your purchase. The Funds will charge CDSCs at the following rate:

 REDEMPTION TIMING                                                    CDSC RATE


 Month of purchase and the first twelve-month
 period following the month of purchase....................................5.00%
 Second twelve-month period following the month of purchase................4.00%
 Third twelve-month period following the month of purchase.................3.00%
 Fourth twelve-month period following the month of purchase................3.00%
 Fifth twelve-month period following the month of purchase.................2.00%
 Sixth twelve-month period following the month of purchase.................1.00%
 Thereafter................................................................0.00%

     Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC.

     Class C Shares

     Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Underwriter. The Funds offer Class C shares at net asset value (without an initial sales charge). With certain exceptions, however, the Funds will charge a CDSC of 1.00% on shares you redeem within 12-months after the month of your purchase. See "Contingent Deferred Sales Charge" below.

     Class Y Shares

     No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset Management Corp. ("Evergreen Asset"), (2) certain institutional investors and (3) investment advisory clients of the Capital Management Group of First Union National Bank ("FUNB"), Evergreen Asset, Keystone Investment Management Company, or their affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

Contingent Deferred Sales Charge

     The Funds charge a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Plan"). If imposed, the Funds deduct the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, a Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc. ("NASD"), paid to the Principal Underwriter or its predecessor.

SALES CHARGE WAIVERS OR REDUCTIONS

Reducing Class a Front-end Loads

     With a larger purchase, there are several ways that you can combine multiple purchases of Class A shares in Evergreen funds and take advantage of lower sales charges.

         Combined Purchases

     You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen funds. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

         Rights of Accumulation

     You can reduce your sales charge by adding the value of Class A shares of Evergreen funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.

         Letter of Intent

     You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen fund during the period will qualify as Letter of Intent purchases.

Shares That Are Not Subject to a Sales Charge or CDSC

         Waiver of Sales Charges

     The Funds may sell their shares at net asset value without an initial sales charge to:

     1. purchases of shares in the amount of $1 million or more;

     2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

     3. institutional investors, which may include bank trust departments and registered investment advisers;

     4. investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

     5. clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to master account of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased;

     6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer;


     7. employees of FUNB, its affiliates, Evergreen Distributor, Inc., any broker-dealer with whom Evergreen Distributor, Inc., has entered into an agreement to sell shares of the Funds, and members of the immediate families of such employees;

     8. certain Directors, Trustees, officers and employees of the Evergreen Funds, the Distributor or their affiliates and to the immediate families of such persons; or

     9. a bank or trust company in a single account in the name of such bank or trust company as trustee if the initial investment in or any Evergreen fund made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

     With respect to items 8 and 9 above, each Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Funds will not charge any CDSC on redemptions by such purchasers.

     Waiver of CDSCs

     The Funds do not impose a CDSC when the shares you are redeeming represent:

     1. an increase in the share value above the net cost of such shares;

     2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

     3. shares that are in the accounts of a shareholder who has died or become disabled;

     4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

     5. an automatic withdrawal from the ERISA plan of a shareholder who is a least 59 1/2 years old;

     6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

     7. an automatic withdrawals under an Systematic Income Plan of up to 1.0% per month of your initial account balance;

     8.  a  withdrawal   consisting  of  loan  proceeds  to  a  retirement  plan
participant;

     9. a financial hardship withdrawals made by a retirement plan participant;

     10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

     11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

EXCHANGES

     Investors may exchange shares of a Fund for shares of the same class of any other Evergreen fund, as described under the section entitled "Exchanges" in a Fund's prospectus. Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

HOW THE FUNDS VALUE SHARES

How and When a Fund Calculates its Net Asset Value per Share ("NAV")

     Each Fund computes its NAV once daily on Monday through Friday, as described in the Prospectus. A Fund will not compute its NAV on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The NAV of each Fund is calculated by dividing the value of a Fund's net assets attributable to that class by all of the shares issued for that class.

How a Fund Values the Securities it Owns

     Current values for a Fund's portfolio securities are determined as follows:

     (1) Securities that are traded on a national securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

     (2) Securities traded in the over-the-counter market, other than on NMS, are valued at the mean of the bid and asked prices at the time of valuation.

     (3) Short-term investments maturing in more than sixty days for which market quotations are readily available, are valued at current market value.

     (4) Short-term investments maturing in sixty days or less (including all master demand notes) are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market.

     (5) short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market.

     (6) Securities, including restricted securities, for which complete quotations are not readily available; listed securities or those on NMS if, in the Fund's opinion, the last sales price does not reflect a current market value or if no sale occurred; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

SHAREHOLDER SERVICES

     As described in the prospectus, a shareholder may elect to receive their dividends and capital grains distributions in cash instead of shares. However, ESC will automatically convert a shareholder's distribution option so that the shareholder reinvests all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. The Funds will hold the returned distribution or redemption proceeds in a non interest-bearing account in the shareholder's name until the shareholder updates their address. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


December 22, 1997

                             EVERGREEN EQUITY TRUST

                                     PART C

                                OTHER INFORMATION


Item 24.       Financial Statements and Exhibits

Item 24(a).    Financial Statements

     The response to this item is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of Evergreen Trust relating to Evergreen Fund.

     The response to this item is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of Evergreen Trust relating to Evergreen Aggressive Growth Fund.

     The response to this item is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Evergreen Micro Cap Fund, Inc.

     The response to this item is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A of Evergreen Omega Fund.

     The response to this item is incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement on Form N-1A of Keystone Strategic Growth Fund (K-2).

     The response to this item is incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of Evergreen Foundation Trust relating to Evergreen Foundation Fund.

     The response to this item is incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of Evergreen Foundation Trust relating to Evergreen Tax Strategic Foundation Fund.

     The response to this item is incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of Evergreen American Retirement Trust relating to Evergreen American Retirement Fund.

     The response to this item is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A of Evergreen Investment Trust relating to Evergreen Utility Fund.

     The response to this item is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A of Evergreen Investment Trust relating to Evergreen Value Fund.

     The response to this item is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of Evergreen Fund for Total Return.

     The response to this item is incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of Evergreen Growth and Income Fund.

     The response to this item is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A of Evergreen Income and Growth Fund.

     The response to this item is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Evergreen American Retirement Trust relating to Evergreen Small Cap Equity Income Fund.

     The response to this item is incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement on Form N-1A of Keystone Growth and Income Fund (S-1).

Item 24(b).    Exhibits

Exhibit
Number    Description                                            Location
-------   -----------                                            -----------
1         Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on October 8, 1997

2         By-laws                                                Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on October 8, 1997

3         Not applicable

4 Provisions of instruments defining the rights of holders of the securities being registered are contained in the Declaration of Trust
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws Articles II, III and VIII included as part of Exhibits 1 and 2 of this Registration Statement

5(a)      Form of Investment Advisory and Management
          Agreement between the Registrant and First
          Union National Bank

5(b)      Form of Investment Advisory and Management
          Agreement between the Registrant and Evergreen
          Asset Management Corp.

5(c)      Form of Investment Advisory and Management
          Agreement between the Registrant and Keystone
          Investment Management Company

6(a)      Form of Class A and Class C Principal Underwriting     Incorporated by reference to
          Agreement between the Registrant and Evergreen         Registrant's Pre-Effective Amendment No. 1
          Distributor, Inc.                                      Filed on November 10, 1997

6(b)      Form of Class B Principal Underwriting Agreement       Incorporated by reference to
          between the Registrant and Evergreen Investment        Registrant's Pre-Effective Amendment No. 1
          Services, Inc. (B-1)                                   Filed on November 10, 1997

6(c)      Form of Class B Principal Underwriting Agreement       Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Registrant's Pre-Effective Amendment No. 1
          Inc. (B-2)                                             Filed on November 10, 1997

6(d) Form of Class B Principal Underwriting Agreement between the Registrant and Evergreen Distributor, Inc. (Evergreen/KCF)

6(e)      Form of Class Y Principal Underwriting Agreement       Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Registrant's Pre-Effective Amendment No. 1
          Inc.                                                   Filed on November 10, 1997

6(f)      Form of Principal Underwriting Agreement between       Incorporated by reference to
          the Registrant and Kokusai Securities Company          Registrant's Pre-Effective Amendment No. 1
          Limited                                                Filed on November 10, 1997

6(g)      Form of Dealer Agreement used by Evergreen             Incorporated by reference to
          Distributor, Inc.                                      Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

7         Form of Deferred Compensation Plan                     Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

8         Form of Custodian Agreement between the Registrant     Incoporated by reference to
          and State Street Bank and Trust Company                Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

9(a)      Form of Administration Agreement between Evergreen
          Investment Services, Inc. and the Registrant

9(b)      Form of Transfer Agent Agreement between the           Incoporated by reference to
          Registrant and Evergreen Service Company               Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

10        Opinion and Consent of Sullivan & Worcester LLP

11(a)     Consent of Price Waterhouse LLP

11(b)     Consent of KPMG Peat Marwick LLP

12        Not applicable

13        Not applicable

15(a)     Form of 12b-1 Distribution Plan for Class A            Incoporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

15(b)     Form of 12b-1 Distribution Plan for Class B            Incoporated by reference to
          (KAF B-1)                                              Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

15(c)     Form of 12b-1 Distribution Plan for Class B            Incoporated by reference to
          (KAF B-2)                                              Registrant's Pre-Effective Amendment No. 1


15(d)     Form of 12b-1 Distribution Plan for Class B
          (KCF/Evergreen)


15(d)     Form of 12b-1 Distribution Plan for Class C            Incoporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

16        Not applicable

17        Not applicable

18        Multiple Class Plan                                    Incoporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

19        Powers of Attorney                                     Incoporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997


Item 25.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 26.       Number of Holders of Securities (as of November 30, 1997)

     None

Item 27.       Indemnification.

     Provisions for the indemnification of the Registrant's Trustees and officers are contained the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

Item 28.       Business or Other Connections of Investment Adviser.

     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman and Chief Executive Officer,
                                   First Union Corporation; Chief Executive
                                   Officer and Chairman, First Union National
                                   Bank

Anthony P. Terracciano             President, First Union Corporation; President
                                   First Union National Bank

John R. Georgius                   Vice Chairman, First Union Corporation;
                                   Vice Chairman, First Union National Bank

Marion A. Cowell, Jr.              Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

     The  information  required  by this item with  respect to  Evergreen  Asset
Management Corp. is incorporated by reference to the Form ADV (File No. 801-46522) of Evergreen Asset Management Corp.

     The information required by this item with respect to Keystone Investment Management Company is incorporated by reference to the Form ADV (File No. 801-8327) of Keystone Investment Management Company.

Item 29.       Principal Underwriters.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Robert J. McMullan                 Director, Executive Vice President and
                                   Treasurer

J. David Huber                     President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     All of the above persons are located at the following address: Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen Keystone "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

Item 30.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company and Keystone Investment Management Company, all located at 200 Berkeley Street, Boston, Massachusetts 02110

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 31.       Management Services.

     Not Applicable


Item 32.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 12th day of December, 1997.

                                         EVERGREEN EQUITY TRUST

                                         By: /s/ John J. Pileggi
                                             -----------------------------
                                             Name: John J. Pileggi
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 12th day of December, 1997.

/s/John J. Pileggi                      /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
John J. Pileggi                         Laurence B. Ashkin*               Charles A. Austin III*
President amd Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee


*By: /s/ Terrence J. Cullen
-------------------------------
Terrence J. Cullen
Attorney-in-Fact


     *Terrence J. Cullen, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the undersigned has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 12th day of December, 1997.

                                         EVERGREEN TRUST

                                         By: /s/ John J. Pileggi
                                             -----------------------------
                                             Name: John J. Pileggi
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 12th day of December, 1997.

/s/John J. Pileggi                      /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
John J. Pileggi                         Laurence B. Ashkin*               Charles A. Austin III*
President amd Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee


*By: /s/ Terrence J. Cullen
-------------------------------
Terrence J. Cullen
Attorney-in-Fact


     *Terrence J. Cullen, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the undersigned has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 12th day of December, 1997.

                                         EVERGREEN MICRO CAP FUND, INC.

                                         By: /s/ John J. Pileggi
                                             -----------------------------
                                             Name: John J. Pileggi
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 12th day of December, 1997.

/s/John J. Pileggi                      /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
John J. Pileggi                         Laurence B. Ashkin*               Charles A. Austin III*
President amd Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee


*By: /s/ Terrence J. Cullen
-------------------------------
Terrence J. Cullen
Attorney-in-Fact


     *Terrence J. Cullen, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the undersigned has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 12th day of December, 1997.

                                         EVERGREEN OMEGA FUND

                                         By: /s/ John J. Pileggi
                                             -----------------------------
                                             Name: John J. Pileggi
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 12th day of December, 1997.

/s/John J. Pileggi                      /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
John J. Pileggi                         Laurence B. Ashkin*               Charles A. Austin III*
President amd Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee


*By: /s/ Terrence J. Cullen
-------------------------------
Terrence J. Cullen
Attorney-in-Fact


     *Terrence J. Cullen, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the undersigned has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 12th day of December, 1997.

                                         KEYSTONE STRATEGIC GROWTH FUND (K-2)

                                         By: /s/ John J. Pileggi
                                             -----------------------------
                                             Name: John J. Pileggi
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 12th day of December, 1997.

/s/John J. Pileggi                      /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
John J. Pileggi                         Laurence B. Ashkin*               Charles A. Austin III*
President amd Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee


*By: /s/ Terrence J. Cullen
-------------------------------
Terrence J. Cullen
Attorney-in-Fact


     *Terrence J. Cullen, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the undersigned has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 12th day of December, 1997.

                                         EVERGREEN FOUNDATION TRUST

                                         By: /s/ John J. Pileggi
                                             -----------------------------
                                             Name: John J. Pileggi
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 12th day of December, 1997.

/s/John J. Pileggi                      /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
John J. Pileggi                         Laurence B. Ashkin*               Charles A. Austin III*
President amd Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee


*By: /s/ Terrence J. Cullen
-------------------------------
Terrence J. Cullen
Attorney-in-Fact


     *Terrence J. Cullen, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the undersigned has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 12th day of December, 1997.

                                         EVERGREEN AMERICAN RETIREMENT TRUST

                                         By: /s/ John J. Pileggi
                                             -----------------------------
                                             Name: John J. Pileggi
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 12th day of December, 1997.

/s/John J. Pileggi                      /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
John J. Pileggi                         Laurence B. Ashkin*               Charles A. Austin III*
President amd Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee


*By: /s/ Terrence J. Cullen
-------------------------------
Terrence J. Cullen
Attorney-in-Fact


     *Terrence J. Cullen, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the undersigned has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 12th day of December, 1997.

                                         EVERGREEN INVESTMENT TRUST

                                         By: /s/ John J. Pileggi
                                             -----------------------------
                                             Name: John J. Pileggi
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 12th day of December, 1997.

/s/John J. Pileggi                      /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
John J. Pileggi                         Laurence B. Ashkin*               Charles A. Austin III*
President amd Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee


*By: /s/ Terrence J. Cullen
-------------------------------
Terrence J. Cullen
Attorney-in-Fact


     *Terrence J. Cullen, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the undersigned has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 12th day of December, 1997.

                                         EVERGREEN FUND FOR TOTAL RETURN

                                         By: /s/ John J. Pileggi
                                             -----------------------------
                                             Name: John J. Pileggi
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 12th day of December, 1997.

/s/John J. Pileggi                      /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
John J. Pileggi                         Laurence B. Ashkin*               Charles A. Austin III*
President amd Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee


*By: /s/ Terrence J. Cullen
-------------------------------
Terrence J. Cullen
Attorney-in-Fact


     *Terrence J. Cullen, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the undersigned has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 12th day of December, 1997.

                                         EVERGREEN GROWTH AND INCOME FUND

                                         By: /s/ John J. Pileggi
                                             -----------------------------
                                             Name: John J. Pileggi
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 12th day of December, 1997.

/s/John J. Pileggi                      /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
John J. Pileggi                         Laurence B. Ashkin*               Charles A. Austin III*
President amd Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee


*By: /s/ Terrence J. Cullen
-------------------------------
Terrence J. Cullen
Attorney-in-Fact


     *Terrence J. Cullen, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the undersigned has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 12th day of December, 1997.

                                         EVERGREEN INCOME AND GROWTH FUND

                                         By: /s/ John J. Pileggi
                                             -----------------------------
                                             Name: John J. Pileggi
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 12th day of December, 1997.

/s/John J. Pileggi                      /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
John J. Pileggi                         Laurence B. Ashkin*               Charles A. Austin III*
President amd Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee


*By: /s/ Terrence J. Cullen
-------------------------------
Terrence J. Cullen
Attorney-in-Fact


     *Terrence J. Cullen, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                  SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the undersigned has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 12th day of December, 1997.

                                         KEYSTONE GROWTH AND INCOME FUND (S-1)

                                         By: /s/ John J. Pileggi
                                             -----------------------------
                                             Name: John J. Pileggi
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 12th day of December, 1997.

/s/John J. Pileggi                      /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
John J. Pileggi                         Laurence B. Ashkin*               Charles A. Austin III*
President amd Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee


*By: /s/ Terrence J. Cullen
-------------------------------
Terrence J. Cullen
Attorney-in-Fact


     *Terrence J. Cullen, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                               INDEX TO EXHIBITS

Exhibit
Number         Exhibit
-------        -------

5(a)           Form of Investment Advisory Agreement between the
               Registrant and First Union National Bank
5(b)           Form of Investment Advisory Agreement between the
               Registrant and Evergreen Asset Management Corp.
5(c)           Form of Investment Advisory Agreement between the
               Registrant and Keystone Investment Management Company
6(d)           Form of Class B Principal Underwriting Agreement
               between the Registrant and Evergreen Distributor,
               Inc. (Evergreen/KCF)
9(a)           Form of Administration Agreement between Evergreen
               Investment Services, Inc. and the Registrant
10             Opinion and Consent of Sullivan & Worcester LLP
11(a)          Consent of Price Waterhouse LLP
11(b)          Consent of KPMG Peat Marwick LLP
15(d)          Form of 12b-1 Distribution Plan for Class B (KCF/Evergreen)